Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 523,998	¥ 448,744
Foreign exchange gains (losses)—net		22,548	128,897
Trading account gains (losses)—net		(257,638)	(851,080)
Investment gains (losses)—net:
Debt securities		4,403	8,057
Equity securities		490,375	(113,461)
Equity in earnings (losses) of equity method investees—net	[1]	46,741	(5,003)
Gains on disposal of premises and equipment		8,261	1,811
Other noninterest income	[2],[3]	152,903	168,254
Total noninterest income		991,591	(213,781)
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[1]	8,261	1,811
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[1]	22,548	128,897
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[2]	(257,638)	(851,080)
Debt securities
Investment gains (losses)—net:
Debt securities	[1]	4,403	8,057
Equity securities
Investment gains (losses)—net:
Equity securities	[1]	490,375	(113,461)
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	116,989	74,804
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,709	7,769
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[5]	111,688	79,811
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	51,688	52,410
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	56,435	55,508
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	62,172	57,395
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	18,615	18,399
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	20,866	20,680
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	77,835	81,968
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 523,998	¥ 448,744

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.